Principal Life Insurance Company Separate Account B

Supplement dated November 1, 2018 to
the Statement of Additional Information dated May 1, 2018 for
Principal Pivot Series Variable AnnuitySM

This supplement updates information contained in the Statement of Additional Information for the variable annuity contract referenced above. Please retain this supplement for future reference.

TABLE OF CONTENTS
Delete Deferred Income Disclosure and replace with Flexible Pension Builder Disclosure.

DEFERRED INCOME DISCLOSURE
Delete the heading DEFERRED INCOME DISCLOSURE and replace with FLEXIBLE PENSION BUILDER DISCLOSURE.
Delete all references to Deferred Income Rider and replace with Flexible Pension Builder Rider.